Additional Information-Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2011
Additional Information-Financial Statement Schedule 1
Additional Information-Financial Statement Schedule 1

Additional Information—Financial Statement Schedule 1

MECOX LANE LIMITED

These financial statements have been prepared in conformity with accounting principles generally accepted in the

United States of America

Financial Information of Parent Company

BALANCE SHEETS

(In U.S. Dollars except share data)

	December 31,
	2010	2011
	$	$
Assets
Current asset:
Cash and cash equivalents	71,002,275	2,096,837
Amounts due from subsidiaries and affiliates	383,536	—
Other receivables	101,933	—

Total current assets	71,487,744	2,096,837
Investments in subsidiaries and affiliates	64,149,471	109,067,623

Total assets	135,637,215	111,164,460

Liabilities and equity
Current liabilities:
Accrued expenses and other current liabilities	90,925	563,403

Equity
Ordinary shares ($0.0001 par value; 390,000,000 and 10,000,000,000 shares authorized, 405,192,227 and 405,192,227 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	40,519	40,519
Additional paid-in capital	159,437,097	163,806,117
Accumulated deficit	(26,223,473)	(59,447,134)
Accumulated other comprehensive income	2,292,147	6,201,555

Total equity	135,546,290	110,601,057

Total liabilities and equity	135,637,215	111,164,460

Financial Information of Parent Company

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. Dollars)

	2009	2010	2011
	$	$	$
Operating income (expense):
Royalty income from affiliates	5,428,013	4,745,895	—

General and administrative expense	4,252,893	6,596,081	6,607,185

Operating income (loss)	1,175,120	(1,850,186)	(6,607,185)
Interest income	39	110,383	1,075,624
Other income, net	—	—	2,308,508

Equity in earnings (losses) of equity method investees	6,037,062	6,170,412	(30,000,608)

Net income (loss)	7,212,221	4,430,609	(33,223,661)

Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. Dollars)

	2009	2010	2011
	$	$	$
Cash flows from operating activities:
Net income (loss)	7,212,221	4,430,609	(33,223,661)
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	2,640,945	3,345,896	4,353,607
Equity in earnings (losses) of subsidiaries	(6,037,062)	(6,170,412)	30,000,608
Changes in operating assets and liabilities:
Amount due from subsidiaries and affiliates	(4,022,959)	3,639,423	383,536
Other receivables	—	(101,933)	101,933
Accrued expenses and other current liabilities	199,036	(128,751)	472,478

Net cash provided (used in) by operating activities	(7,819)	5,014,832	2,088,501

Cash flows from investing activities:
Investment in subsidiaries and affiliates	—	(36,893,157)	(71,009,352)

Net cash used in investing activities	—	(36,893,157)	(71,009,352)

Cash flows from financing activities
Gross proceeds from issuance of ordinary shares from initial public offering	—	105,229,853	—
Offering expense incurred/(refund)	—	(3,096,180)	15,418
Repurchase of fraction shares during ADS conversion	—	—	(5)
Collection of note receivable from option exercise	—	556,988	—

Net cash provided by financing activities	—	102,690,661	15,413

Net increase (decrease) in cash and cash equivalents	(7,819)	70,812,336	(68,905,438)
Cash and cash equivalents at beginning of year	197,758	189,939	71,002,275

Cash and cash equivalents at end of year	189,939	71,002,275	2,096,837

Non-cash financing activities:

Deferred initial public offering cost	—	(493,271)	—

NOTE TO SCHEDULE 1

1)                Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e) (3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2011, $85,318,122 was not available for distribution and, as such, the condensed financial information of the Company has been presented for the period ended December 31, 2011.

2)                Royalty income from affiliates represents fees from equity method investees which are eliminated in the Group’s consolidated financial statements.